Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Disclosure of Prepayments and Other Current Assets [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other assets
Other current assets by category as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Prepaid expenses and other assets:
Prepaid expenses	$3,401	$6,618	$4,393
Accrued income	2,996	1,071	27
Income tax receivable	1,179	822	1,866
Value-added tax payment	38	59	155
Total	$7,614	$8,570	$6,441
Other non-current assets:
Financial assets at fair value through profit or loss	417	1,285	1,392
Defined benefit plan	30	—	—
Long-term prepaid expenses	299	$1,522	$71
Total	$746	$2,807	$1,463